Share-Based Compensation (Range of Exercise Prices) (Details) - Employee Stock Options [member] shares in Millions	12 Months Ended
	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares	Oct. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	14.7	14.1	12.8
Weighted- average exercise price	$ 79.17	$ 76.58	$ 72.05
Number of shares exercisable | shares	5.4	5.1
Weighted- average exercise price	$ 68.51	$ 64.18
$52.46-$69.39 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	2.9
Weighted- average remaining contractual life (years)	2 years 9 months 18 days
Weighted- average exercise price	$ 64.74
Number of shares exercisable | shares	2.9
Weighted- average exercise price	$ 64.74
$52.46-$69.39 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	52.46
$52.46-$69.39 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 69.39
$71.88-$72.64 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	2.9
Weighted- average remaining contractual life (years)	5 years 1 month 6 days
Weighted- average exercise price	$ 72.12
Number of shares exercisable | shares	0.9
Weighted- average exercise price	$ 72.64
$71.88-$72.64 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	71.88
$71.88-$72.64 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 72.64
$72.84-$81.78 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	4.1
Weighted- average remaining contractual life (years)	7 years 4 months 24 days
Weighted- average exercise price	$ 78.24
Number of shares exercisable | shares	1.6
Weighted- average exercise price	$ 72.84
$72.84-$81.78 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	72.84
$72.84-$81.78 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 81.78
$90.55 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	2.4
Weighted- average remaining contractual life (years)	8 years
Weighted- average exercise price	$ 90.55
Number of shares exercisable | shares	0.0
Weighted- average exercise price	$ 0
Range of exercise prices	$ 90.55
$95.33 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	2.4
Weighted- average remaining contractual life (years)	7 years
Weighted- average exercise price	$ 95.33
Number of shares exercisable | shares	0.0
Weighted- average exercise price	$ 0
Range of exercise prices	$ 95.33